Summary of Significant Accounting Policies - Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Intangible asset, useful lives	3 years	10 years
Depreciation			¥ 1,194,781	¥ 579,097	¥ 312,011
Estimated useful lives
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	10 years
Estimated useful lives | Adjustment
Property, Plant and Equipment [Line Items]
Depreciation			¥ 357,500
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			20 years
Minimum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			5 years
Minimum | Production machineries and facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			3 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			3 years
Minimum | Vehicle sales
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			2 years
Maximum | Buildings improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			10 years
Maximum | Production machineries and facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			5 years
Maximum | Vehicle sales
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)			4 years